Combined Statements of Cash Flows (FY) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Operating Activities:
Net income	$ 2,155	$ 2,769	$ 1,267
Adjustments to reconcile net income to net cash flows provided by operating activities, net of acquisitions and dispositions:
Depreciation and amortization	335	357	372
Deferred income tax (benefit) provision	(122)	133	73
Impact from U.S. tax reform	0	0	799
Gain on sale of Taylor	0	(799)	0
Gain on sale of available-for-sale securities	0	0	(418)
Stock compensation cost	52	44	34
Equity method investment net earnings	(236)	(220)	(218)
Distributions from equity method investments	158	143	142
Impairment of equity method investment	108	0	0
Change in:
Accounts receivable, net	(129)	(211)	159
Contract assets, current	23	(67)	0
Inventories, net	(2)	(151)	(102)
Other assets, current	17	(7)	(21)
Accounts payable and accrued liabilities	(311)	88	192
Contract liabilities, current	(18)	24	0
Pension contributions	(36)	(45)	(44)
Other operating activities, net	8	(3)	(137)
Net cash flows provided by operating activities	2,002	2,055	2,098
Investing Activities:
Capital expenditures	(243)	(263)	(326)
Investments in businesses, net of cash acquired (Note 9)	0	(310)	(176)
Dispositions of businesses (Note 9)	6	1,032	52
Proceeds from sale of investments in Watsco, Inc.	0	0	596
Other investing activities, net	24	(44)	125
Net cash flows provided by (used in) investing activities	(213)	415	271
Financing Activities:
Increase (decrease) in short-term borrowings, net	25	3	(8)
Issuance of project financing obligations	107	117	99
Repayment of project financing obligations	(138)	0	(103)
Purchase of shares from redeemable noncontrolling interest	0	0	(286)
Dividends paid to non-controlling interest	(28)	(46)	(31)
Net transfers to UTC	(1,954)	(2,685)	(1,850)
Other financing activities, net	21	(16)	(14)
Net cash flows provided by (used in) financing activities	(1,967)	(2,627)	(2,193)
Effect of foreign exchange rates on cash and cash equivalents	1	(39)	64
Net (decrease) increase in cash, cash equivalents and restricted cash	(177)	(196)	240
Cash, cash equivalents and restricted cash, beginning of year	1,134	1,330	1,090
Cash, cash equivalents and restricted cash, end of year	957	1,134	1,330
Less: restricted cash	5	5	6
Cash and cash equivalents, end of year	952	1,129	1,324
Supplemental Cash Flow Information:
Interest paid, net of amounts capitalized	28	16	14
Interest paid - related party	55	59	202
Income taxes paid - related party	475	649	608
Income taxes paid, net of refunds	$ 284	$ 276	$ 309